Note 16 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands				6 Months Ended		12 Months Ended
	Aug. 12, 2024 shares	Aug. 08, 2024 USD ($)	Jul. 26, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jan. 27, 2022 shares
Common Stock, Shares, Outstanding (in shares)				49,948,710		35,369,877	2,552,744	1,085,605
Common Stock, Shares, Issued (in shares)				49,948,710		35,369,877	2,552,744
Class of Warrant or Right, Warrants Issued During Period (in shares)				836,531		1,538,113	198,482
Proceeds from Issuance or Sale of Equity | $				$ 945	$ 1,225	$ 4,643	$ 290
Subsequent Event [Member] | Private Placement [Member]
Proceeds from Issuance or Sale of Equity | $			$ 3,500,000
Subsequent Event [Member] | PIPE Share With Accompanying Warrant [Member]
Common Stock, Shares, Issued (in shares)			3,069,287
Subsequent Event [Member] | PIPE Share With Accompanying Warrant [Member] | Private Placement [Member]
Purchase Price Of Shares With Accompanying Warrants (in dollars per share) | $ / shares			$ 0.442
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Class of Warrant or Right, Warrants Issued During Period (in shares)			4,849,265
Subsequent Event [Member] | Pre-Funded Warrants [Member] | Private Placement [Member]
Purchase Price Of Shares With Accompanying Warrants (in dollars per share) | $ / shares			$ 0.4419
Subsequent Event [Member] | Common Stock Warrants [Member]
Class of Warrant or Right, Warrants Issued During Period (in shares)			7,918,552
Subsequent Event [Member] | Firefly [Member]
Business Acquisition, Percentage of Voting Interests Acquired	92.00%
Ownership Percentage, Former Shareholders	8.00%
Subsequent Event [Member] | New Firefly Common Stock [Member] | Firefly [Member]
Common Stock, Shares, Outstanding (in shares)	7,870,251
Exchange Ratio	0.104
Subsequent Event [Member] | Merger Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	3
Secured Promissory Notes [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount | $		$ 209
Amortization of Debt Discount (Premium) | $		11
Proceeds from Issuance of Secured Debt | $		$ 198
Debt Instrument, Interest Rate, Stated Percentage		18.00%